SEGMENT REPORTING, Disaggregation of Net Sales and Revenue Recognized from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net Sales [Abstract]
Revenue from contracts with customers	$ 2,001,872	$ 1,752,935	$ 1,496,473
Financing and other	65,846	68,084	71,850
Net sales	2,067,718	1,821,019	1,568,323
Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	1,576,064	1,377,611	1,186,951
Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
Net Sales [Abstract]
Revenue from contracts with customers	161,365	134,699	107,357
Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	264,443	240,625	202,165
Technology Segment [Member]
Net Sales [Abstract]
Revenue from contracts with customers	1,992,568	1,718,093	1,484,104
Financing and other	22,677	14,943	23,850
Net sales	2,015,245	1,733,036	1,507,954
Product Segment [Member]
Net Sales [Abstract]
Revenue from contracts with customers	1,728,125	1,477,468	1,281,939
Financing and other	22,677	14,943	23,850
Net sales	1,750,802	1,492,411	1,305,789
Product Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	1,566,760	1,342,769	1,174,582
Product Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
Net Sales [Abstract]
Revenue from contracts with customers	161,365	134,699	107,357
Product Segment [Member] | Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Professional Services Segment [Member]
Net Sales [Abstract]
Revenue from contracts with customers	151,785	146,747	125,106
Financing and other	0	0	0
Net sales	151,785	146,747	125,106
Professional Services Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Professional Services Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Professional Services Segment [Member] | Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	151,785	146,747	125,106
Managed Services Segment [Member]
Net Sales [Abstract]
Revenue from contracts with customers	112,658	93,878	77,059
Financing and other	0	0	0
Net sales	112,658	93,878	77,059
Managed Services Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Managed Services Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Managed Services Segment [Member] | Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	112,658	93,878	77,059
Financing Segment [Member]
Net Sales [Abstract]
Revenue from contracts with customers	9,304	34,842	12,369
Financing and other	43,169	53,141	48,000
Net sales	52,473	87,983	60,369
Financing Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	9,304	34,842	12,369
Financing Segment [Member] | Transferred at Point in Time [Member] | Sales Channel, Through Intermediary [Member]
Net Sales [Abstract]
Revenue from contracts with customers	0	0	0
Financing Segment [Member] | Transferred over Time [Member] | Sales Channel, Directly to Consumer [Member]
Net Sales [Abstract]
Revenue from contracts with customers	$ 0	$ 0	$ 0